UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund: BlackRock Short Term Bond Fund of BlackRock Short Term Bond
              Series, Inc.
              Short Term Bond Master Portfolio of Short Term Bond Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Short Term Bond Fund of BlackRock Short Term Bond Series, Inc. and Short Term Bond Master Portfolio of Short Term Bond Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/07

Date of reporting period: 07/01/06 - 12/31/06

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock Short-Term                                                   BLACKROCK
Bond Fund
OF BLACKROCK SHORT-TERM BOND SERIES, INC.

SEMI-ANNUAL REPORT | DECEMBER 31, 2006

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Short-Term Bond Fund

Officers and Directors/Trustees

Robert C. Doll, Jr., President and Director/Trustee
James H. Bodurtha, Director/Trustee
Kenneth A. Froot, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Proxy Results

During the six-month period ended December 31, 2006, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series Inc.'s shareholders voted on the following proposals, which were approved at a special shareholders' meeting on August 15, 2006. A description of the proposals and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------
                                                      Shares Voted    Shares Voted    Shares Voted
                                                           For          Against         Abstain
--------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement
with BlackRock Advisors, Inc.                           41,670,058      668,181         652,281
--------------------------------------------------------------------------------------------------
To approve a contingent subadvisory agreement
with BlackRock Advisors, Inc.                           41,657,819      655,635         677,066
--------------------------------------------------------------------------------------------------


2       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

A Letter to Shareholders

Dear Shareholder

As 2007 begins, we are able to look back on 2006 as a volatile, but ultimately, a positive year for most major markets. Returns for the annual and semi-annual periods ended December 31, 2006 were as follows:

Total Returns as of December 31, 2006                                   6-month         12-month
================================================================================================
U.S. equities (Standard & Poor's 500 Index)                             +12.74%         +15.79%
------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                            + 9.38          +18.37
------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)       +14.69          +26.34
------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 5.09          + 4.33
------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 4.55          + 4.84
------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                       + 8.14          +11.92
------------------------------------------------------------------------------------------------

After raising the target short-term interest rate 17 times between June 2004 and June 2006, the Federal Reserve Board (the Fed) finally opted to pause on August 8, 2006. This left the federal funds rate at 5.25%, where it remained through year-end. In interrupting its two-year interest rate-hiking campaign, the Fed acknowledged that economic growth is slowing, led by a downturn in the housing market, but has maintained a cautionary view on inflation.

Overall, it was a good 12 months for U.S. equities, despite a significant correction in the middle of the year that was largely triggered by rising interest rates, inflation fears, elevated oil prices and geopolitical uncertainties. Nevertheless, strong corporate earnings, abundant liquidity and record merger-and-acquisition activity provided a solid backdrop for stocks. Many international equity markets (with the notable exception of Japan) performed even better, outpacing U.S. stocks for the fifth consecutive year. Strength was especially notable in European equities and select emerging markets.

Bonds experienced a more modest annual return than stocks. Interest rates and bond yields moved higher for much of the year as bond prices, which move opposite of yields, declined. Prices began to improve in the summer as the economy showed signs of weakening and the Fed paused. Notably, the Treasury curve remained inverted for much of 2006. The 10-year Treasury yield ended December at 4.71%, well below the federal funds rate.

As we begin a new year, investors are left with a few key questions: Will the U.S. economy achieve a soft landing, will the Fed reverse its prior policy and cut interest rates, and how might these outcomes impact the investment climate. As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2006 and our thoughts on the year ahead, please ask your financial professional for a copy of "What's Ahead in 2007: An Investment Perspective," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  President and Director/Trustee


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006              3

A Discussion With Your Fund's Portfolio Managers

      We continued to emphasize high-quality credit and spread product for yield enhancement and total return potential in the portfolio, as the Treasury yield curve remained flat to inverted, offering little investment value.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended December 31, 2006, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series Inc.'s (formerly Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc.) Institutional, Investor A, Investor B, Investor C, Investor C1 and Class R Shares had total returns of +3.00%, +2.77%, +2.52%, +2.49%, +2.52% and +2.75%, respectively. For the same period, the Fund's unmanaged benchmark, the Merrill Lynch 1 - 3 Year Corporate and Government Index, returned +3.08%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included Prior to October 2, 2006, Investor C Shares' performance was based on the performance of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees. Complete performance information can be found on pages 6 - 8 of this report to shareholders.)

Short-term interest rates, which rose steadily between January and June, declined for most of the remainder of 2006 before backing up sharply in December. Bond prices move in the opposite direction of yields and, as such, this meant that the Fund's semi-annual reporting period was generally characterized by a return to strength for fixed income assets. The improvement in bond prices came amid a slowdown in U.S. economic growth and the Federal Reserve Board's (the Fed) decision at its August 8 meeting to refrain from raising its target interest rate after 17 consecutive increases since June 2004. Bond prices found additional support in moderating oil prices. Between June 30 and November 30, 10-year Treasury yields declined 69 basis points (.69%) from 5.15% to 4.46%. However, stronger-than-expected economic releases and year-end profit taking pushed yields higher during December. For the six-month period overall, 10-year Treasury note yields declined 44 basis points to 4.71% and two-year Treasury yields declined 34 basis points to 4.82%. These yields reflect the inverted shape of the yield curve at period-end. In fact, for much of 2006, short-term issues had higher yields than longer-term bonds.

What factors most influenced Fund performance?

Fund performance during the six-month period benefited from our overweight exposure to high-quality, short-duration assets, including asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), adjustable rate mortgages (ARMs) and collateralized mortgage obligations (CMOs). We maintained a position in spread and credit sectors representing more than 80% of portfolio assets. This compares to the index's composition of 40% spread sectors and 60% Treasury and agency securities. We focused particularly on high-quality spread sectors. We felt that risk premia were likely to remain constant or decline in these sectors, and that helped them to perform quite well. Conversely, the Fund was underweight in the corporate and agency sectors, and this detracted from performance somewhat. Our short duration profile and our yield curve positioning also hindered relative performance as interest rates declined for much of the period.

What changes were made to the Portfolio during the period?

Despite price improvement in the Treasury market, we continued to see greater relative value in spread sectors. Consistent with our somewhat defensive market posture, we maintained our emphasis on high-quality spread sectors and continued to favor structured assets, such as ABS, CMBS, ARMS and CMOs.

In the last three months of the semi-annual period, we modestly increased our exposure to the high yield asset class, as valuations in some non-investment grade issues began to look attractive relative to BBB-rated issues. We also added a small currency position in the Japanese yen.

The Portfolio maintained a short duration relative to its benchmark throughout the six-month period.


4       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

How would you characterize the Portfolio's position at the close of the period?

At December 31, 2006, the Portfolio continued to focus on positions in ABS, CMBS and higher-quality issues within the corporate sector. We recently increased the Portfolio's exposure to fixed rate mortgages to capitalize on what appears to be stronger demand given these issues' higher yields. We also modestly increased our exposure to floating rate mortgages to capitalize on large money manager demand ahead of their inclusion in the Lehman Brothers Aggregate Bond Index in April.

The Portfolio ended the period with a short duration versus its benchmark, as we continue to believe that both a modest rebound in economic growth during the fourth quarter and core inflation remaining outside of the Fed's comfort zone will keep the central bank on hold. The Portfolio's duration at period-end was
1.39 years, compared to the index's duration of 1.68 years.

Keith Anderson
Portfolio Manager

Scott Amero
Portfolio Manager

Todd Kopstein
Portfolio Manager

January 16, 2007

--------------------------------------------------------------------------------
Effective October 2, 2006, the Fund is managed by a team of investment professionals comprised of Keith Anderson, Scott Amero and Todd Kopstein. Mr. Anderson is a Vice Chairman of BlackRock, a member of the firm's Executive and Management Committees, Chief Investment Officer for Fixed Income and Chairman of the Investment Strategy Group. He is a founding member of BlackRock, having been with the firm since 1988. Mr. Amero is a Managing Director of BlackRock, co-head of the fixed income portfolio management team and a member of the Management Committee and the Investment Strategy Group. He is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. Mr. Amero has been with BlackRock since 1990. Mr. Kopstein is a Managing Director of and portfolio manager with BlackRock and a member of the Investment Strategy Group. He joined BlackRock in 1994 and became part of the firm's Portfolio Management Group in 1998, specializing in short duration securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C1 and Institutional Shares, respectively. Class R Shares did not change their designation.
--------------------------------------------------------------------------------


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006              5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C1, and Institutional Shares, respectively. Class R Shares did not change their designation. Also, effective October 2, 2006, the Fund's Investor C Shares commenced operations. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any front-end sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 3% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than 10 years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results were those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated for Class R Share fees.

The performance results for Investor A, Investor B, Investor C, Investor C1 and Institutional Shares depicted on pages 7 and 8 are those of BlackRock Short-Term Bond Fund and, prior to October 6, 2000 (commencement of operations), share performance results were those of Institutional Shares of a predecessor Fund (which have no distribution or service fees) restated to reflect each share's fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


6       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Recent Performance Results*

                                                               6-Month        12-Month          10-Year     Standardized
As of December 31, 2006                                     Total Return    Total Return     Total Return   30-Day Yield
========================================================================================================================
Institutional Shares*                                           +3.00%          +4.29%          +56.68%         4.37%
------------------------------------------------------------------------------------------------------------------------
Investor A Shares*                                              +2.77           +4.03           +52.72          4.00
------------------------------------------------------------------------------------------------------------------------
Investor B Shares*                                              +2.52           +3.32           +43.00          3.43
------------------------------------------------------------------------------------------------------------------------
Investor C Shares*                                              +2.49           +3.25           +41.82          3.37
------------------------------------------------------------------------------------------------------------------------
Investor C1 Shares*                                             +2.52           +3.33           +42.93          3.43
------------------------------------------------------------------------------------------------------------------------
Class R Shares*                                                 +2.75           +3.77           +50.11          3.87
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1 - 3 Year Corporate & Government Index**         +3.08           +4.25           +62.08            --
------------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006              7

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares, Investor A Shares, Investor B Shares, Investor C Shares, Investor C1 Shares and Class R Shares compared to growth of an investment in the Merrill Lynch 1 - 3 Year Corporate & Government Index. Values are from December 1996 to December 2006.

                                                                                                                     Merrill Lynch
                                                                                                                        1 - 3 Year
                                                                                                                         Corporate
        Institutional         Investor A          Investor B        Investor C        Investor C1         Class R     & Government
             Shares*+           Shares*+            Shares*+          Shares*+           Shares*+        Shares*+          Index++
12/96         $10,000             $9,700             $10,000           $10,000            $10,000         $10,000          $10,000
12/97         $10,736            $10,388             $10,641           $10,630            $10,641         $10,683          $10,669
12/98         $11,343            $10,948             $11,142           $11,120            $11,142         $11,231          $11,417
12/99         $11,724            $11,288             $11,413           $11,379            $11,413         $11,550          $11,788
12/00         $12,537            $12,041             $12,091           $12,048            $12,079         $12,290          $12,740
12/01         $13,506            $12,930             $12,915           $12,850            $12,895         $13,174          $13,849
12/02         $14,115            $13,480             $13,365           $13,297            $13,357         $13,700          $14,693
12/03         $14,535            $13,848             $13,652           $13,556            $13,631         $14,138          $15,096
12/04         $14,773            $14,040             $13,734           $13,642            $13,727         $14,284          $15,279
12/05         $15,024            $14,240             $13,840           $13,735            $13,833         $14,466          $15,547
12/06         $15,668            $14,814             $14,300           $14,182            $14,293         $15,011          $16,208

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in Short-Term Bond Master Portfolio of Short-Term Bond Master Trust. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
++ This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years.

      Past performance is not indicative of future results.

Average Annual Total Return

                                                                       Return
================================================================================
Institutional Shares
================================================================================
One Year Ended 12/31/06                                                +4.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                              +3.01
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                                               +4.59
--------------------------------------------------------------------------------

                                                  Return Without    Return With
                                                   Sales Charge    Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 12/31/06                                +4.03%          +0.91%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                              +2.76           +2.13
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                               +4.33           +4.01
--------------------------------------------------------------------------------

                                                      Return          Return
                                                   Without CDSC    With CDSC+++
================================================================================
Investor B Shares+
================================================================================
One Year Ended 12/31/06                                +3.32%          -0.68%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                              +2.06           +1.70
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                               +3.64           +3.64
--------------------------------------------------------------------------------

                                                      Return          Return
                                                   Without CDSC    With CDSC+++
================================================================================
Investor C Shares++
================================================================================
One Year Ended 12/31/06                                +3.25%          +2.25%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                              +1.99           +1.99
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                               +3.56           +3.56
--------------------------------------------------------------------------------

                                                      Return          Return
                                                   Without CDSC    With CDSC+++
================================================================================
Investor C1 Shares++
================================================================================
One Year Ended 12/31/06                                +3.33%          +2.33%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                              +2.08           +2.08
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                               +3.64           +3.64
--------------------------------------------------------------------------------

                                                                       Return
================================================================================
Class R Shares
================================================================================
One Year Ended 12/31/06                                                +3.77%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                              +2.65
--------------------------------------------------------------------------------
Ten Years Ended 12/31/06                                               +4.15
--------------------------------------------------------------------------------

*     Assuming maximum sales charge of 3%.
+ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
+++   Assuming payment of applicable contingent deferred sales charge.


8       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2006 and held through December 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                       Expenses Paid
                                                                        Ending       During the Period
                                                  Beginning         Account Value         Ended++
                                               Account Value+     December 31, 2006  December 31, 2006*
=======================================================================================================
Actual
=======================================================================================================
Institutional                                       $1,000            $1,030.00            $ 3.46
-------------------------------------------------------------------------------------------------------
Investor A                                          $1,000            $1,027.70            $ 4.73
-------------------------------------------------------------------------------------------------------
Investor B                                          $1,000            $1,025.20            $ 8.17
-------------------------------------------------------------------------------------------------------
Investor C                                          $1,000            $1,024.90            $ 4.27
-------------------------------------------------------------------------------------------------------
Investor C1                                         $1,000            $1,025.20            $ 8.17
-------------------------------------------------------------------------------------------------------
Class R                                             $1,000            $1,027.50            $ 6.00
=======================================================================================================
Hypothetical (5% annual return before expenses)**
=======================================================================================================
Institutional                                       $1,000            $1,021.69            $ 3.45
-------------------------------------------------------------------------------------------------------
Investor A                                          $1,000            $1,020.44            $ 4.71
-------------------------------------------------------------------------------------------------------
Investor B                                          $1,000            $1,017.03            $ 8.14
-------------------------------------------------------------------------------------------------------
Investor C                                          $1,000            $1,024.80            $ 4.23
-------------------------------------------------------------------------------------------------------
Investor C1                                         $1,000            $1,017.03            $ 8.14
-------------------------------------------------------------------------------------------------------
Class R                                             $1,000            $1,019.18            $ 5.97
-------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the expense ratio for the class (.68% for Institutional, .93% for Investor A, 1.61% for Investor B, 1.69% for Investor C, 1.61% for Investor C1 and 1.18% for Class R), multiplied by the average account value over the period, multiplied by 183/365 for Institutional, Investor A, Investor B, Investor C1 and Class R and 92/365 for Investor C Shares (to reflect the one-half year period for Investor A, Investor B, Investor C1 and Class R and the actual days since inception for Investor C Shares). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year for Institutional, Investor A, Investor B, Investor C1 and Class R Shares and the actual days since inception for Investor C Shares divided by 365.
+ July 1, 2006 for Institutional, Investor A, Investor B, Investor C1 and Class R Shares and October 2, 2006 (commencement of operations) for Investor C Shares.
++ The period represents the six months ended for Institutional, Investor A, Investor B, Investor C1 and Class R Shares and October 2, 2006 (commencement of operations) for Investor C Shares.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006              9

Statement of Assets and Liabilities               BlackRock Short-Term Bond Fund

As of December 31, 2006
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
            Investment in Short-Term Bond Master Portfolio (the "Portfolio"), at value
             (identified cost -- $675,942,647) ...................................................                    $672,127,733
            Prepaid expenses and other assets ....................................................                         209,162
                                                                                                                      ------------
            Total assets .........................................................................                     672,336,895
                                                                                                                      ------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
            Payables:
               Dividends to shareholders .........................................................    $  2,076,103
               Distributor .......................................................................         212,305
               Administrator .....................................................................         146,877
               Other affiliates ..................................................................         214,919
                                                                                                      ------------
            Total liabilities ....................................................................                       2,650,204
                                                                                                                      ------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Net assets ...........................................................................                    $669,686,691
                                                                                                                      ============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
            Institutional Shares of Common Stock, $.01 par value, 100,000,000 shares authorized ..                    $    198,613
            Investor A Shares of Common Stock, $.01 par value, 100,000,000 shares authorized .....                         275,498
            Investor B Shares of Common Stock, $.01 par value, 200,000,000 shares authorized .....                          49,377
            Investor C Shares of Common Stock, $.01 par value, 100,000,000 shares authorized .....                           8,838
            Investor C1 Shares of Common Stock, $.01 par value, 100,000,000 shares authorized ....                         129,113
            Class R Shares of Common Stock, $.01 par value, 200,000,000 shares authorized ........                           6,958
            Paid-in capital in excess of par .....................................................                     700,763,808
            Accumulated distributions in excess of investment income -- net ......................    $   (448,487)
            Accumulated realized capital losses allocated from the Portfolio -- net ..............     (27,482,113)
            Unrealized depreciation allocated from the Portfolio -- net ..........................      (3,814,914)
                                                                                                      ------------
            Total accumulated losses -- net ......................................................                     (31,745,514)
                                                                                                                      ------------
            Net Assets ...........................................................................                    $669,686,691
                                                                                                                      ============
==================================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------------
            Institutional -- Based on net assets of $199,211,440 and 19,861,315 shares outstanding                    $      10.03
                                                                                                                      ============
            Investor A -- Based on net assets of $276,169,523 and 27,549,811 shares outstanding ..                    $      10.02
                                                                                                                      ============
            Investor B -- Based on net assets of $49,389,515 and 4,937,736 shares outstanding ....                    $      10.00
                                                                                                                      ============
            Investor C -- Based on net assets of $8,841,910 and 883,839 shares outstanding .......                    $      10.00
                                                                                                                      ============
            Investor C1 -- Based on net assets of $129,111,031 and 12,911,324 shares outstanding .                    $      10.00
                                                                                                                      ============
            Class R -- Based on net assets of $6,963,272 and 695,763 shares outstanding ..........                    $      10.01
                                                                                                                      ============

      See Notes to Financial Statements.


10       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Statement of Operations                           BlackRock Short-Term Bond Fund

For the Six Months Ended December 31, 2006
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Portfolio:
                          Interest ...............................................................                    $ 15,886,719
                          Dividends ..............................................................                          22,961
                          Securities lending -- net ..............................................                          17,698
                          Expenses ...............................................................                        (932,479)
                                                                                                                      ------------
                       Total income ..............................................................                      14,994,899
                                                                                                                      ------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                       Administration fees .......................................................    $    849,634
                       Service and distribution fees -- Investor C1 ..............................         616,165
                       Service fees -- Investor A ................................................         345,482
                       Service and distribution fees -- Investor B ...............................         248,252
                       Transfer agent fees -- Investor A .........................................         165,625
                       Transfer agent fees -- Institutional ......................................         121,495
                       Transfer agent fees -- Investor C1 ........................................         102,350
                       Printing and shareholder reports ..........................................          63,058
                       Registration fees .........................................................          44,365
                       Transfer agent fees -- Investor B .........................................          42,025
                       Service and distribution fees -- Class R ..................................          15,557
                       Service and distribution fees -- Investor C ...............................          11,477
                       Professional fees .........................................................          10,534
                       Transfer agent fees -- Class R ............................................           3,743
                       Transfer agent fees -- Investor C .........................................           1,416
                       Other .....................................................................           9,614
                                                                                                      ------------
                       Total expenses ............................................................                       2,650,792
                                                                                                                      ------------
                       Investment income -- net ..................................................                      12,344,107
                                                                                                                      ------------
==================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio -- Net
----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments -- net .....................................................      (3,208,437)
                          Financial futures contracts and swaps -- net ...........................        (133,721)
                          Foreign currency transactions -- net ...................................          12,074      (3,330,084)
                                                                                                      ------------
                       Change in unrealized appreciation/depreciation on:
                          Investments -- net .....................................................       9,093,639
                          Financial futures contacts and swaps -- net ............................         363,448
                          Options written -- net .................................................         107,132
                          Foreign currency transactions -- net ...................................         199,050       9,763,269
                                                                                                      ----------------------------
                       Total realized and unrealized gain -- net .................................                       6,433,185
                                                                                                                      ------------
                       Net Increase in Net Assets Resulting from Operations ......................                    $ 18,777,292
                                                                                                                      ============

      See Notes to Financial Statements.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             11

Statements of Changes in Net Assets               BlackRock Short-Term Bond Fund

                                                                                                       For the Six       For the
                                                                                                      Months Ended     Year Ended
                                                                                                      December 31,      June 30,
Increase (Decrease) in Net Assets:                                                                        2006            2006
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income -- net ..................................................    $ 12,344,107    $ 22,254,247
                       Realized loss -- net ......................................................      (3,330,084)     (2,431,805)
                       Change in unrealized appreciation/depreciation -- net .....................       9,763,269      (8,404,614)
                                                                                                      ----------------------------
                       Net increase in net assets resulting from operations ......................      18,777,292      11,417,828
                                                                                                      ----------------------------
==================================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income -- net:
                          Institutional ..........................................................      (4,144,086)     (7,412,136)
                          Investor A .............................................................      (5,303,955)     (8,619,359)
                          Investor B .............................................................        (869,456)     (2,128,686)
                          Investor C .............................................................         (36,285)             --
                          Investor C1 ............................................................      (2,161,742)     (4,405,599)
                          Class R ................................................................        (111,924)       (146,884)
                                                                                                      ----------------------------
                       Net decrease in net assets resulting from dividends to shareholders .......     (12,627,448)    (22,712,664)
                                                                                                      ----------------------------
==================================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from capital share transactions ........     (14,203,037)    (36,485,602)
                                                                                                      ----------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ..............................................      (8,053,193)    (47,780,438)
                       Beginning of period .......................................................     677,739,884     725,520,322
                                                                                                      ----------------------------
                       End of period* ............................................................    $669,686,691    $677,739,884
                                                                                                      ============================
                          * Accumulated distributions in excess of investment income -- net ......    $   (448,487)   $   (165,146)
                                                                                                      ============================

      See Notes to Financial Statements.


12       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Financial Highlights                              BlackRock Short-Term Bond Fund

                                                                                          Institutional
                                                             ---------------------------------------------------------------------
                                                              For the Six
                                                             Months Ended                For the Year Ended June 30,
The following per share data and ratios have been derived    December 31,  -------------------------------------------------------
from information provided in the financial statements.           2006         2006        2005       2004        2003        2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of period ...........   $   9.94     $  10.10    $  10.16   $  10.39    $  10.17    $  10.21
                                                              --------------------------------------------------------------------
           Investment income -- net** .....................        .20          .36         .30        .31         .31         .45
           Realized and unrealized gain (loss) -- net .....        .10         (.15)       (.06)      (.23)        .25         .02
                                                              --------------------------------------------------------------------
           Total from investment operations ...............        .30          .21         .24        .08         .56         .47
                                                              --------------------------------------------------------------------
           Less dividends and distributions:
              Investment income -- net ....................       (.21)        (.37)       (.30)      (.31)       (.34)       (.50)
              Realized gain -- net ........................         --           --          --         --          --        (.01)
                                                              --------------------------------------------------------------------
           Total dividends and distributions ..............       (.21)        (.37)       (.30)      (.31)       (.34)       (.51)
                                                              --------------------------------------------------------------------
           Net asset value, end of period .................   $  10.03     $   9.94    $  10.10   $  10.16    $  10.39    $  10.17
                                                              ====================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share .............       3.00%@       2.11%       2.39%       .81%       5.61%       4.68%
                                                              ====================================================================
==================================================================================================================================
Ratios to Average Net Assets+
----------------------------------------------------------------------------------------------------------------------------------
           Expenses, net of waiver and reimbursement
             and excluding reorganization expenses ........        .68%*        .67%        .69%       .65%        .70%        .58%
                                                              ====================================================================
           Expenses .......................................        .68%*        .67%        .69%       .65%        .75%        .78%
                                                              ====================================================================
           Investment income -- net .......................       4.01%*       3.61%       2.93%      3.00%       3.29%       4.51%
                                                              ====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands) .......   $199,211     $203,377    $208,777   $240,749    $182,654    $ 23,325
                                                              ====================================================================
           Portfolio turnover of the Portfolio ............      66.51%       79.97%      74.53%    107.13%     198.09%      70.92%
                                                              ====================================================================

*     Annualized.
**    Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
@     Aggregate total investment return.

      See Notes to Financial Statements.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             13

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund

                                                                                            Investor A
                                                             ----------------------------------------------------------------------
                                                              For the Six
                                                             Months Ended                  For the Year Ended June 30,
The following per share data and ratios have been derived    December 31,  --------------------------------------------------------
from information provided in the financial statements.           2006         2006        2005        2004        2003        2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of period ...........   $   9.94     $  10.10    $  10.16    $  10.38    $  10.16    $  10.19
                                                              ---------------------------------------------------------------------
           Investment income -- net*** ....................        .19          .34         .27         .29         .31         .34
           Realized and unrealized gain (loss) -- net .....        .08         (.16)       (.05)       (.22)        .23         .12
                                                              ---------------------------------------------------------------------
           Total from investment operations ...............        .27          .18         .22         .07         .54         .46
                                                              ---------------------------------------------------------------------
           Less dividends and distributions:
              Investment income -- net                            (.19)        (.34)       (.28)       (.29)       (.32)       (.48)
              Realized gain -- net ........................         --           --          --          --          --        (.01)
                                                              ---------------------------------------------------------------------
           Total dividends and distributions ..............       (.19)        (.34)       (.28)       (.29)       (.32)       (.49)
                                                              ---------------------------------------------------------------------
           Net asset value, end of period .................   $  10.02     $   9.94    $  10.10    $  10.16    $  10.38    $  10.16
                                                              =====================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share .............       2.77%@       1.84%       2.14%        .66%       5.36%       4.53%
                                                              =====================================================================
===================================================================================================================================
Ratios to Average Net Assets+
-----------------------------------------------------------------------------------------------------------------------------------
           Expenses, net of waiver and reimbursement and
             excluding reorganization expenses ............        .93%*        .91%        .93%        .89%        .95%        .83%
                                                              =====================================================================
           Expenses .......................................        .93%*        .91%        .93%        .89%       1.00%       1.02%
                                                              =====================================================================
           Investment income -- net .......................       3.75%*       3.37%       2.69%       2.78%       3.03%       4.04%
                                                              =====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands) .......   $276,170     $267,411    $235,886    $125,950    $152,780    $110,014
                                                              =====================================================================
           Portfolio turnover of the Portfolio ............      66.51%       79.97%      74.53%     107.13%     198.09%      70.92%
                                                              =====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
@     Aggregate total investment return.

      See Notes to Financial Statements.

14       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund

                                                                                             Investor B
                                                             ----------------------------------------------------------------------
                                                              For the Six
                                                             Months Ended                For the Year Ended June 30,
The following per share data and ratios have been derived    December 31,  --------------------------------------------------------
from information provided in the financial statements.          2006         2006        2005        2004        2003        2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of period ...........   $   9.91     $  10.08    $  10.14    $  10.37    $  10.14    $  10.18
                                                              ---------------------------------------------------------------------
           Investment income -- net*** ....................        .15          .27         .20         .22         .24         .37
           Realized and unrealized gain (loss) -- net .....        .10         (.16)       (.05)       (.23)        .24         .01
                                                              ---------------------------------------------------------------------
           Total from investment operations ...............        .25          .11         .15        (.01)        .48         .38
                                                              ---------------------------------------------------------------------
           Less dividends and distributions:
              Investment income -- net ....................       (.16)        (.28)       (.21)       (.22)       (.25)       (.41)
              Realized gain -- net ........................         --           --          --          --          --        (.01)
                                                              ---------------------------------------------------------------------
           Total dividends and distributions ..............       (.16)        (.28)       (.21)       (.22)       (.25)       (.42)
                                                              ---------------------------------------------------------------------
           Net asset value, end of period .................   $  10.00     $   9.91    $  10.08    $  10.14    $  10.37    $  10.14
                                                              =====================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
           Based on net asset value per share .............       2.52%@       1.07%       1.46%       (.11%)      4.77%       3.75%
                                                              =====================================================================
===================================================================================================================================
Ratios to Average Net Assets+
-----------------------------------------------------------------------------------------------------------------------------------
           Expenses, net of waiver and reimbursement and
             excluding reorganization expenses ............       1.61%*       1.59%       1.61%       1.56%       1.61%       1.48%
                                                              =====================================================================
           Expenses .......................................       1.61%*       1.59%       1.61%       1.56%       1.66%       1.70%
                                                              =====================================================================
           Investment income -- net .......................       3.07%*       2.67%       2.00%       2.12%       2.00%       3.75%
                                                              =====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands) .......   $ 49,390     $ 60,519    $ 97,090    $130,802    $139,688    $ 64,457
                                                              =====================================================================
           Portfolio turnover of the Portfolio ............      66.51%       79.97%      74.53%     107.13%     198.09%      70.92%
                                                              =====================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
@     Aggregate total investment return.

      See Notes to Financial Statements.

       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             15

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund

                                                                                               Investor C1
                                            Investor C   --------------------------------------------------------------------------
                                              For the      For the
                                              Period     Six Months
The following per share data and            Oct. 2++ to    Ended                       For the Year Ended June 30,
ratios have been derived from information    Dec. 31,      Dec. 31,     -----------------------------------------------------------
provided in the financial statements.          2006         2006          2006         2005         2004         2003        2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $  10.01     $   9.91      $  10.07     $  10.13     $  10.36     $  10.14    $  10.18
                                             --------     -------------------------------------------------------------------------
Investment income -- net*** ..............        .05          .15           .27          .20          .22          .24         .35
Realized and unrealized gain (loss) -- net        .02          .10          (.15)        (.05)        (.23)         .23         .03
                                             --------     -------------------------------------------------------------------------
Total from investment operations .........        .07          .25           .12          .15         (.01)         .47         .38
                                             --------     -------------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ..............       (.08)        (.16)         (.28)        (.21)        (.22)        (.25)       (.41)
   Realized gain -- net ..................         --           --            --           --           --           --        (.01)
                                             --------     -------------------------------------------------------------------------
Total dividends and distributions ........       (.08)        (.16)         (.28)        (.21)        (.22)        (.25)       (.42)
                                             --------     -------------------------------------------------------------------------
Net asset value, end of period ...........   $  10.00     $  10.00      $   9.91     $  10.07     $  10.13     $  10.36    $  10.14
                                             ========     =========================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .......        .68%@       2.52%@        1.17%        1.46%        (.11%)       4.68%       3.75%
                                             ========     =========================================================================
===================================================================================================================================
Ratios to Average Net Assets+
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and reimbursement
  and excluding reorganization expenses ..       1.69%*       1.61%*        1.59%        1.60%        1.56%        1.61%       1.48%
                                             ========     =========================================================================
Expenses .................................       1.69%*       1.61%*        1.59%        1.60%        1.56%        1.66%       1.68%
                                             ========     =========================================================================
Investment income -- net .................       2.84%*       3.08%*        2.68%        2.01%        2.12%        2.37%       3.62%
                                             ========     =========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .   $  8,842     $129,111      $142,083     $179,290     $239,263     $263,066    $126,380
                                             ========     =========================================================================
Portfolio turnover of the Portfolio ......      66.51%       66.51%        79.97%       74.53%      107.13%      198.09%      70.92%
                                             ========     =========================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
++    Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.

16       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Financial Highlights (concluded)                  BlackRock Short-Term Bond Fund

                                                                                              Class R
                                                               ---------------------------------------------------------------------
                                                                                                                          For the
                                                                For the Six             For the Year Ended                Period
                                                               Months Ended                   June 30,                Jan. 3, 2003++
The following per share data and ratios have been derived         Dec. 31,     ------------------------------------     to June 30,
from information provided in the financial statements.              2006          2006          2005          2004          2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
               Net asset value, beginning of period .......      $   9.92      $  10.08      $  10.14      $  10.37      $  10.29
                                                                 -------------------------------------------------------------------
               Investment income -- net** .................           .18           .32           .18           .17           .18
               Realized and unrealized gain (loss) -- net .           .09          (.16)          .01          (.11)          .08
                                                                 -------------------------------------------------------------------
               Total from investment operations ...........           .27           .16           .19           .06           .26
                                                                 -------------------------------------------------------------------
               Less dividends from investment income -- net          (.18)         (.32)         (.25)         (.29)         (.18)
                                                                 -------------------------------------------------------------------
               Net asset value, end of period .............      $  10.01      $   9.92      $  10.08      $  10.14      $  10.37
                                                                 -------------------------------------------------------------------
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
               Based on net asset value per share .........          2.75%@        1.58%         1.88%          .56%         2.55%@
                                                                 -------------------------------------------------------------------
====================================================================================================================================
Ratios to Average Net Assets+
------------------------------------------------------------------------------------------------------------------------------------
               Expenses, excluding reorganization expenses           1.18%*        1.17%         1.19%         1.16%         1.19%*
                                                                 -------------------------------------------------------------------
               Expenses ...................................          1.18%*        1.17%         1.19%         1.16%         1.28%*
                                                                 -------------------------------------------------------------------
               Investment income -- net ...................          3.50%*        3.15%         2.46%         2.42%         2.74%*
                                                                 -------------------------------------------------------------------
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period (in thousands) ...      $  6,963      $  4,350      $  4,477      $  2,387            --@@
                                                                 ===================================================================
               Portfolio turnover of the Portfolio ........         66.51%        79.97%        74.53%       107.13%       198.09%
                                                                 ===================================================================

*     Annualized.
**    Based on average shares outstanding.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income -- net.
++    Commencement of operations.
@     Aggregate total investment return.
@@    Amount is less than $1,000.

      See Notes to Financial Statements.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             17

Notes to Financial Statements                     BlackRock Short-Term Bond Fund

1. Significant Accounting Policies:

On September 29, 2006, Merrill Lynch Low Duration Fund (the "ML Fund") and Merrill Lynch Investment Managers Funds, Inc., of which the ML Fund is a series, were renamed BlackRock Short-Term Bond Fund (the "Fund") and BlackRock Short-Term Bond Series, Inc. (the "Company"), respectively. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, which is organized as a Maryland Corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Short-Term Bond Master Portfolio (the "Portfolio") of Short-Term Bond Master Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Portfolio owned by the Fund at December 31, 2006 was 100%. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective October 2, 2006, Class I, Class A, Class B and Class C Shares were redesignated Institutional, Investor A, Investor B and Investor C1 Shares, respectively. Class R Shares did not change their designation. Investor C Shares commenced operations on October 2, 2006. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. Class R Shares are sold to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C, Investor C1 and Class R Shares bear certain expenses related to the account maintenance of such shares, and Investor B, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan).

Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade-date basis.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair


18       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Notes to Financial Statements (continued)         BlackRock Short-Term Bond Fund

value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

2. Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 15, 2006, shareholders of the Fund approved a new Investment Advisory Agreement for the Portfolio with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Portfolio's Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, FAM acted as the Fund's administrator and was compensated at the same fee rate. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance ("service fees") and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee           Fee
--------------------------------------------------------------------------------
Investor A ......................................         .25%          --
Investor B ......................................         .25%         .65%
Investor C ......................................         .25%         .75%
Investor C1 .....................................         .25%         .65%
Class R .........................................         .25%         .25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and an affiliate of the Distributor, also provide service fees and distribution services to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing account maintenance services to Investor A, Investor B, Investor C, Investor C1 and Class R shareholders. The ongoing distribution fee compensates the Distributors and the broker-dealers for providing shareholder and distribution-related services to Investor B, Investor C, Investor C1 and Class R shareholders.

For the six months ended December 31, 2006, FAMD, the Fund's sole Distributor until September 29, 2006, and BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Investor A Shares as follows:

--------------------------------------------------------------------------------
                                                           FAMD           MLPF&S
--------------------------------------------------------------------------------
Investor A ....................................          $10,440         $63,329
--------------------------------------------------------------------------------

For the six months ended December 31, 2006, MLPF&S received contingent deferred sales charges of $15,663 and $572 and $3,339 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively. Furthermore, FAMD paid MLPF&S sales charges of $2 relating to transactions subject to front-end sales charge waivers.

BlackRock maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period September 29, 2006 to December 31, 2006, the following amounts have been accrued by the Fund to reimburse BlackRock for costs incurred running the call center, which are


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             19

Notes to Financial Statements (continued)       BlackRock Short-Term Bond Fund

a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ...........................................            $  876
Investor A ..............................................            $1,512
Investor B ..............................................            $  397
Investor C1 .............................................            $  658
Class R .................................................            $   25
--------------------------------------------------------------------------------

Prior to September 29, 2006, certain officers and/or directors of the Fund were officers and/or directors of FAM, PSI, FAMD, FDS, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $14,203,037 and $36,485,602 for the six months ended December 31, 2006 and the year ended June 30, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six                                       Dollar
Months Ended December 31, 2006                      Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,520,173       $ 15,221,203
Shares issued to shareholders in
  reinvestment of dividends ..............           389,284          3,899,996
                                                 ------------------------------
Total issued .............................         1,909,457         19,121,199
Shares redeemed ..........................        (2,507,005)       (25,109,177)
                                                 ------------------------------
Net decrease .............................          (597,548)      $ (5,987,978)
                                                 ==============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended June 30, 2006                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         4,589,347       $ 45,878,308
Shares issued to shareholders in
  reinvestment of dividends ..............           629,194          6,294,006
                                                 ------------------------------
Total issued .............................         5,218,541         52,172,314
Shares redeemed ..........................        (5,423,759)       (54,309,989)
                                                 ------------------------------
Net decrease .............................          (205,218)      $ (2,137,675)
                                                 ==============================

-------------------------------------------------------------------------------
Investor A Shares for the Six                                          Dollar
Months Ended December 31, 2006                      Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         4,458,489       $ 44,554,446
Automatic conversion of shares ...........            35,889            357,567
Shares issued to shareholders in
  reinvestment of dividends ..............           495,963          4,965,357
                                                 ------------------------------
Total issued .............................         4,990,341         49,877,370
Shares redeemed ..........................        (4,355,729)       (43,626,292)
                                                 ------------------------------
Net increase .............................           634,612       $  6,251,078
                                                 ==============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended June 30, 2006                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         7,868,571       $ 78,742,195
Automatic conversion of shares ...........           165,449          1,653,466
Shares issued to shareholders in
  reinvestment of dividends ..............           720,378          7,200,366
                                                 ------------------------------
Total issued .............................         8,754,398         87,596,027
Shares redeemed ..........................        (5,202,244)       (52,071,208)
                                                 ------------------------------
Net increase .............................         3,552,154       $ 35,524,819
                                                 ==============================

-------------------------------------------------------------------------------
Investor B Shares for the Six                                         Dollar
Months Ended December 31, 2006                     Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           186,074       $  1,856,498
Shares issued to shareholders in
  reinvestment of dividends ..............            62,833            627,594
                                                 ------------------------------
Total issued .............................           248,907          2,484,092
                                                 ------------------------------
Automatic conversion of shares ...........           (35,961)          (357,567)
Shares redeemed ..........................        (1,379,994)       (13,778,206)
                                                 ------------------------------
Total redeemed ...........................        (1,415,955)       (14,135,773)
                                                 ------------------------------
Net decrease .............................        (1,167,048)      $(11,651,681)
                                                 ==============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended June 30, 2006                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           764,008       $  7,626,851
Shares issued to shareholders in
  reinvestment of dividends ..............           138,454          1,381,959
                                                 ------------------------------
Total issued .............................           902,462          9,008,810
                                                 ------------------------------
Automatic conversion of shares ...........          (165,800)        (1,653,466)
Shares redeemed ..........................        (4,267,131)       (42,618,020)
                                                 ------------------------------
Total redeemed ...........................        (4,432,931)       (44,271,486)
                                                 ------------------------------
Net decrease .............................        (3,530,469)      $(35,262,676)
                                                 ==============================

-------------------------------------------------------------------------------
Investor C Shares for the Period
October 2, 2006* to                                                    Dollar
December 31, 2006                                   Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           910,723       $  9,115,355
Shares issued to shareholders in
  reinvestment of dividends ..............             2,807             28,105
                                                 ------------------------------
Total issued .............................           913,530          9,143,460
Shares redeemed ..........................           (29,691)          (297,381)
                                                 ------------------------------
Net increase .............................           883,839       $  8,846,079
                                                 ==============================
*     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the Six                                         Dollar
Months Ended December 31, 2006                      Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,035,146       $ 10,313,742
Shares issued to shareholders in
  reinvestment of dividends ..............           170,279          1,700,662
                                                 ------------------------------
Total issued .............................         1,205,425         12,014,404
Shares redeemed ..........................        (2,630,406)       (26,238,669)
                                                 ------------------------------
Net decrease .............................        (1,424,981)      $(14,224,265)
                                                 ==============================


20       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Notes to Financial Statements (concluded)       BlackRock Short-Term Bond Fund

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                        Dollar
Ended June 30, 2006                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         4,003,186       $ 39,947,150
Shares issued to shareholders in
  reinvestment of dividends ..............           318,879          3,180,745
                                                 ------------------------------
Total issued .............................         4,322,065         43,127,895
Shares redeemed ..........................        (7,784,003)       (77,684,767)
                                                 ------------------------------
Net decrease .............................        (3,461,938)      $(34,556,872)
                                                 ==============================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                      Dollar
Ended December 31, 2006                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           340,166       $  3,392,674
Shares issued to shareholders in
  reinvestment of dividends ..............            11,511            115,115
                                                 ------------------------------
Total issued .............................           351,677          3,507,789
Shares redeemed ..........................           (94,472)          (944,059)
                                                 ------------------------------
Net increase .............................           257,205       $  2,563,730
                                                 ==============================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended June 30, 2006                                 Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           340,042       $  3,397,077
Shares issued to shareholders in
  reinvestment of dividends ..............            14,555            145,278
                                                 ------------------------------
Total issued .............................           354,597          3,542,355
Shares redeemed ..........................          (360,251)        (3,595,553)
                                                 ------------------------------
Net decrease .............................            (5,654)      $    (53,198)
                                                 ==============================

4. Capital Loss Carryforward:

On June 30, 2006, the Fund had a net capital loss carryforward of $22,115,369, of which $2,721,252 expires in 2007, $6,549,324 expires in 2008, $1,140,537 expires in 2009, $971,617 expires in 2011, $1,630,307 expires in 2012,
$6,250,370 expires in 2013 and $2,851,962 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.

5. Change in Independent Registered Public Accounting Firm:

Effective August 28, 2006, Ernst & Young LLP ("E&Y") resigned as Independent Registered Public Accounting Firm of the Fund.

E&Y's report on the financial statements of the Fund for the past five fiscal years did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years through June 30, 2006 (1) there were no disagreements with E&Y on any matter of accounting principle or practices, financial statement disclosure or auditing scope or procedure, whereby such disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their report on the financial statements for such years; and (2) there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

The Fund engaged Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm for the fiscal year ending June 30, 2007.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             21

Portfolio Information as of December 31, 2006   Short-Term Bond Master Portfolio

                                                                      Percent of
Asset Mix                                                      Total Investments
--------------------------------------------------------------------------------
Asset-Backed Securities ........................................           26.2%
Government Agency Mortgage-Backed
  Securities ...................................................           23.4
Corporate Bonds ................................................           20.7
Non-Government Agency Mortgage-Backed
  Securities ...................................................           18.7
Government Agency Mortgage-Backed
  Obligations -- Collateralized Mortgage
  Obligations ..................................................            5.6
Government & Agency Obligations ................................            1.9
Other* .........................................................            3.5
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments and options.


22       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Schedule of Investments as of December 31, 2006
Short-Term Bond Master Portfolio                               (in U.S. dollars)

             Face
           Amount     Asset-Backed Securities+                                             Value
====================================================================================================
      $ 6,730,101     ACE Securities Corp. Series 2006-FM2 Class A2A,
                        5.37% due 8/25/2036 (a)                                         $  6,730,208
        4,771,858     Aegis Asset Backed Securities Trust Series 2006-1
                        Class A1, 5.43% due 1/25/2037 (a)                                  4,771,522
       11,000,000     Ameriquest Mortgage Securities, Inc.
                        Series 2004-FR1 Class A5, 4.455% due 5/25/2034                    10,813,265
        5,682,012     Asset Backed Funding Certificates
                        Series 2006-OPT2 Class A3A, 5.38% due 10/25/2036 (a)               5,681,675
        5,650,000     Bank of America Credit Card Trust
                        Series 2006-A16 Class A16, 4.72% due 5/15/2013                     5,580,349
                      Capital Auto Receivables Asset Trust (b):
        1,250,000          Series 2004-2 Class D, 5.82% due 5/15/2012                      1,233,611
        8,300,000          Series 2006-SN1A Class A2A, 5.40%
                             due 1/20/2009                                                 8,302,158
        2,104,233     Capital One Auto Finance Trust Series 2003-A
                        Class A4A, 2.47% due 1/15/2010                                     2,092,623
                      Chase Manhattan Auto Owner Trust:
          527,725          Series 2003-A Class CTFS, 2.04%
                             due 12/15/2009                                                  523,374
        6,713,381          Series 2005-A Class A3, 3.87% due 6/15/2009                     6,645,673
        6,323,943     Countrywide Asset Backed Certificates
                        Series 2004-13 Class AF3, 3.989% due 12/25/2034 (a)                6,269,057
        6,525,000     Daimler Chrysler Auto Trust Series 2006-C
                        Class A3, 5.02% due 7/08/2010                                      6,511,639
        7,613,994     First Horizon Asset Backed Securities Trust
                        Series 2004-HE4 Class A2, 4.07% due 7/25/2019                      7,482,687
                      Ford Credit Auto Owner Trust:
        6,300,000          Series 2005-A Class A4, 3.72%
                             due 10/15/2009                                                6,197,014
        5,625,000          Series 2005-B Class A4, 4.38%
                             due 1/15/2010                                                 5,560,275
        7,450,000          Series 2005-C Class A3, 4.30%
                             due 8/15/2009                                                 7,384,418
        4,925,000     Fremont Home Loan Trust Series 2005-E
                        Class 2A2, 5.52% due 1/25/2036 (a)                                 4,926,593
        5,312,703     GCO Slims Trust Series 2006-1A Class NOTE,
                        5.72% due 3/01/2022 (b)                                            5,267,047
        1,593,577     GSAA Home Equity Trust Series 2006-8N
                        Class N1, 6% due 10/26/2036 (b)                                    1,561,705
                      GSAA Trust (a):
        4,079,672          Series 2004-10 Class AF2, 4.22%
                             due 8/25/2034                                                 4,041,941
        5,908,000          Series 2005-12 Class AF2, 4.972%
                             due 9/25/2035                                                 5,838,392
        7,375,000     GSAMP Trust Series 2005-AHL Class A3,
                        5.69% due 4/25/2035 (a)                                            7,450,515
        5,198,531     HSI Asset Securitization Corp. Trust
                        Series 2006-HE1 Class 2A1, 5.37% due 10/25/2036 (a)                5,198,158
                      Honda Auto Receivables Owner Trust:
        3,860,000          Series 2004-1 Class A4, 3.06%
                             due 10/21/2009                                                3,809,316
        2,850,000          Series 2006-1 Class A3, 5.07%
                             due 2/18/2010                                                 2,845,008
        5,425,000          Series 2006-3 Class A3, 5.12%
                             due 10/15/2010                                                5,418,319
                      Popular ABS Mortgage Pass-Through Trust (a):
          306,962          Series 2004-5 Class AF2, 3.735%
                             due 12/25/2034                                                  305,862
        3,500,000          Series 2005-1 Class AF3, 4.142%
                             due 5/25/2035                                                 3,465,887
       10,440,018     Residential Asset Mortgage Products, Inc.
                        Series 2003-RZ3 Class A6, 3.40% due 3/25/2033                      9,951,914
                      SLM Student Loan Trust (a):
        5,305,810          Series 2002-1 Class A2, 5.49%
                             due 4/25/2017                                                 5,318,332
        7,402,799          Series 2002-4 Class A4, 5.50%
                             due 3/15/2017                                                 7,426,277
        5,706,718     Soundview Home Equity Loan Trust Series 2003-2
                        Class A2, 5.797% due 11/25/2033 (a)                                5,751,242
        7,000,000     USAA Auto Owner Trust Series 2006-1 Class A3,
                        5.01% due 9/15/2010 (b)                                            6,984,314
                      WFS Financial Owner Trust:
          329,628          Series 2003-2 Class B, 2.48% due 12/20/2010                       327,114
        1,806,964          Series 2003-4 Class B, 2.73% due 5/20/2011                      1,783,362
       10,800,000          Series 2004-4 Class A4, 3.44% due 5/17/2012                    10,553,791
          157,768     Whole Auto Loan Trust Series 2004-1 Class D,
                        5.60% due 3/15/2011                                                  157,514
----------------------------------------------------------------------------------------------------
                      Total Asset-Backed Securities
                      (Cost -- $191,031,662) -- 28.3%                                    190,162,151
====================================================================================================

                      Government & Agency Obligations
====================================================================================================
        4,530,000     Fannie Mae, 4% due 2/28/2007                                         4,521,588
        9,237,967     U.S. Treasury Inflation Indexed Bonds, 2.50%
                        due 7/15/2016                                                      9,307,973
----------------------------------------------------------------------------------------------------
                      Total Government & Agency Obligations
                      (Cost -- $13,901,116) -- 2.1%                                       13,829,561
====================================================================================================

                      Government Agency
                      Mortgage-Backed Securities+
====================================================================================================
                      Fannie Mae Guaranteed Pass-Through Certificates:
        3,325,718          4.968% due 8/01/2035 (a)                                        3,252,377
        3,932,658          5.099% due 10/01/2035 (a)                                       3,901,636
       61,867,173          5.50% due 11/01/2017 - 1/15/2037 (f)                           61,341,679
        6,348,442          5.713% due 10/01/2036 (a)                                       6,388,087
        7,478,975          5.72% due 10/01/2036 (a)                                        7,526,633
       19,700,000          6.00% due 1/15/2022 (f)                                        19,970,875
        6,274,115          6.048% due 10/01/2036 (a)                                       6,359,156
        4,974,332          6.131% due 10/01/2036 (a)                                       5,037,443
        4,141,291          6.50% due 8/01/2032 - 8/01/2034 (f)                             4,249,845
        4,017,463          7.50% due 9/01/2035                                             4,183,375
        3,737,221          8.00% due 7/01/2027 - 11/01/2032                                3,943,517


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             23

Short-Term Bond Master Portfolio                               (in U.S. dollars)

             Face     Government Agency
           Amount     Mortgage-Backed Securities+                                            Value
====================================================================================================
                      Freddie Mac Mortgage Participation Certificates (a):
      $ 7,700,000          5.752% due 11/01/2036                                        $  7,740,800
       12,450,000          5.95% due 12/01/2036                                           12,507,221
       23,750,000          6.045% due 11/01/2036 - 12/01/2036                             23,926,713
----------------------------------------------------------------------------------------------------
                        Total Government Agency
                        Mortgage-Backed Securities
                        (Cost -- $170,741,862) -- 25.4%                                  170,329,357

                      Government Agency
                      Mortgage-Backed Obligations --
                      Collateralized Mortgage Obligations+
====================================================================================================
                      Fannie Mae Trust:
       17,184,122          Series 360 Class 2 5.00% due 8/01/2035 (c)                      4,122,260
        6,618,458          Series 377 Class 2 5.00% due 10/01/2036 (c)                     1,614,732
        7,532,629          Series 2003-17 Class QR 4.50% due 11/25/2025                    7,469,400
        3,362,997          Series 2003-67 Class GL 3.00% due 1/25/2025                     3,286,302
       10,782,256          Series 2006-106 Class PA 5.50% due 6/25/2030                   10,804,183
        4,225,000          Series 2006-M2 Class A1A 4.855%
                             due 7/25/2016 (a)                                             4,177,469
        9,119,314     Freddie Mac Multiclass Certificates Series 2673
                        Class ML 4.00% due 12/15/2022                                      9,020,520
                      Ginnie Mae Trust Series 2002-94 Class XB
       56,577,972         2.349% due 11/16/2007 (c)                                          435,922
----------------------------------------------------------------------------------------------------
                        Total Government Agency
                        Mortgage-Backed ObligationsMortgage Obligations
                        (Cost -- $41,766,815) -- 6.1%                                     40,930,788

                      Non-Government Agency
                      Mortgage-Backed Securities+
====================================================================================================
Collateralized Mortgage Obligations -- 12.8%
        5,072,833     Banc of America Funding Corp. Series 2006-I
                        Class 1A1, 4.581% due 12/20/2036                                   4,997,533
        3,891,328     Bank of America Mortgage Securities
                        Series 2003-J Class 2A1, 4.084% due 11/25/2033 (a)                 3,821,669
           82,838     BlackRock Capital Finance LP Series 1997-R2
                        Class AP, 9.20% due 12/25/2035 (a)(b)(g)                              82,838
        4,122,694     Deutsche Alt-A Securities, Inc. Mortgage Loan
                        Series 2006-AF1 Class A1, 5.43% due 4/25/2036 (a)                  4,123,897
        5,208,956     Harborview Mortgage Loan Trust Series 2006-11
                        Class A1A, 5.49% due 12/19/2036 (a)                                5,219,458
        3,975,000     Indymac Index Mortgage Loan Trust
                        Series 2006-AR41 Class A3, 5.53% due 1/25/2037 (a)                 3,975,000
        8,686,498     JPMorgan Mortgage Trust Series 2005-A2
                        Class 4A1, 5.21% due 4/25/2035 (a)                                 8,518,263
        5,475,000     Luminent Mortgage Trust Series 2006-7
                        Class 1A1, 5.53% due 5/25/2036 (a)                                 5,474,962
       17,772,400     Morgan Stanley Mortgage Loan Trust
                        Series 2006-3AR Class 2A3, 5.92% due 3/25/2036 (a)                17,923,504
          231,691     Ocwen Residential MBS Corp. Series 1998-R2
                        Class AP, 8.35% due 11/25/2034 (a)(b)                                185,353
                      Residential Accredit Loans, Inc. (a):
        4,768,228         Series 2005-QS12 Class A8, 5.66%
                            due 8/25/2035                                                  4,770,822
        5,668,049         Series 2006-QA9 Class A1, 5.50%
                            due 11/25/2036                                                 5,658,023
           24,576     Salomon Brothers Mortgage Securities
                        Series 1986-1 Class A, 6% due 12/25/2011                              24,490
                      Structured Mortgage Asset Residential Trust:
            6,121          Series 1991-1 Class H, 8.25% due 6/25/2022                          6,100
              413          Series 1992-3A Class AA, 8% due 10/25/2007                            412
           60,534     Walsh Acceptance Series 1997-2 Class A,
                        7.32% due 3/01/2027 (a)(b) 24,213 Washington Mutual (a):
            3,666         Series 2000-1 Class B1, 9.35%
                            due 1/25/2040 (b)                                                  3,666
       15,651,531         Series 2004-AR3 Class A1, 3.918%
                            due 6/25/2034                                                 15,262,637
        6,062,925     Wells Fargo Mortgage Backed Securities Trust
                        Series 2004-3 Class A1, 4.75% due 4/25/2019                        5,856,403
                                                                                        ------------
                                                                                          85,929,243
====================================================================================================
Commercial Mortgage-Backed Securities -- 5.0%
                      CS First Boston Mortgage Securities Corp.:
        4,054,381         Series 2002-CKS4 Class A1, 4.485%
                            due 11/15/2036                                                 3,973,191
        3,463,899         Series 2004-C3 Class A2, 3.913%
                            due 7/15/2036                                                  3,393,336
        3,900,000     Chase Commercial Mortgage Securities Corp.
                        Series 1999-2 Class A2, 7.198% due 1/15/2032                       4,069,679
        4,055,937     Commercial Mortgage Acceptance Corp.
                        Series 1999-C1 Class A2, 7.03% due 6/15/2031                       4,180,276
        1,592,141     Commercial Mortgage Pass-Through Certificates
                        Series 2004-LB4A Class A1, 3.566%
                          due 10/15/2037                                                   1,576,412
        4,384,962     GMAC Commercial Mortgage Securities, Inc.
                        Series 1999-C1 Class A2, 6.175% due 5/15/2033                      4,438,567
        1,589,421     Greenwich Capital Commercial Funding Corp.
                        Series 2004-GG1 Class A2, 3.835% due 6/10/2036                     1,577,155
        4,758,783     LB Commercial Conduit Mortgage Trust
                        Series 1999-C1 Class A2, 6.78% due 6/15/2031                       4,878,192
        5,398,140     LB-UBS Commercial Mortgage Trust
                        Series 2004-C7 Class A1, 3.625% due 10/15/2029                     5,270,551
                                                                                        ------------
                                                                                          33,357,359
====================================================================================================
Stripped Mortgage Backed Securities -- 2.4%
       77,225,777     CS First Boston Mortgage Securities Corp.
                        Series 2003-CPN1 Class ASP, 1.584% due 3/15/2035 (a)(c)            2,672,529
       20,524,183     Greenwich Capital Commercial Funding Corp.
                        Series 2002-C1 Class XP, 2.059% due 1/11/2035 (a)(c)               1,692,453
       70,606,349     LB-UBS Commercial Mortgage Trust
                        Series 2002-C4 Class XCP, 1.475% due 10/15/2035 (a)(c)             2,432,608
                      National Collegiate Student Loan Trust Class A10 (c):
       16,400,000          Series 2005-2, 7.73% due 3/25/2012                              3,721,160
       33,292,725          Series 2005-GT1, 6.75% due 12/25/2009                           6,179,130
                                                                                        ------------
                                                                                          16,697,880
----------------------------------------------------------------------------------------------------
                      Total Non-Government Agency
                      Mortgage-Backed Securities
                      (Cost -- $137,352,486) -- 20.2%                                    135,984,482
====================================================================================================


24       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Short-Term Bond Master Portfolio                               (in U.S. dollars)

             Face
           Amount     Corporate Bonds                                                        Value
====================================================================================================
Aerospace & Defense -- 0.6%
      $ 1,250,000     Goodrich Corp., 6.45% due 4/15/2008                               $  1,259,255
           80,000     L-3 Communications Corp., 5.875% due 1/15/2015                          77,200
                      Raytheon Co.:
        1,700,000          6.75% due 8/15/2007                                             1,712,521
          880,000          6.15% due 11/01/2008                                              891,263
                                                                                        ------------
                                                                                           3,940,239
====================================================================================================
Airlines -- 0.4%
          639,511     American Airlines, Inc. Series 2003-1, 3.85% due 1/09/2012 (d)         620,645
        1,768,033     Systems 2001 Asset Trust Pass-Through Trusts, 6.664%
                        due 9/15/2013 (b)                                                  1,851,184
                                                                                        ------------
                                                                                           2,471,829
====================================================================================================
Automobiles -- 0.8%
                      DaimlerChrysler NA Holding Corp.:
        3,400,000          4.75% due 1/15/2008                                             3,368,995
        2,000,000          4.05% due 6/04/2008                                             1,957,274
                                                                                        ------------
                                                                                           5,326,269
====================================================================================================
Capital Markets -- 0.8%
        1,070,000     The Bank of New York Co., Inc., 3.80% due 2/01/2008                  1,052,679
        2,220,000     Goldman Sachs Group, Inc., 4.125% due 1/15/2008                      2,194,634
        2,510,000     Lehman Brothers Holdings, Inc., 3.60% due 3/13/2009                  2,425,872
                                                                                        ------------
                                                                                           5,673,185
====================================================================================================
Chemicals -- 0.1%
          255,000     Equistar Chemicals LP,10.125% due 9/01/2008                            270,937
          525,000     Lyondell Chemical Co., 8.25% due 9/15/2016                             551,250
                                                                                        ------------
                                                                                             822,187
====================================================================================================
Commercial Banks -- 1.6%
        2,000,000     FleetBoston Financial Corp., 3.85% due 2/15/2008                     1,969,264
        2,425,000     HBOS Treasury Services Plc, 3.50% due 11/30/2007 (b)                 2,385,234
        2,500,000     US Bank NA, 4.125% due 3/17/2008                                     2,459,810
        1,500,000     Wachovia Corp., 6.15% due 3/15/2009                                  1,528,395
        2,200,000     Wells Fargo & Co., 4% due 8/15/2008                                  2,155,078
                                                                                        ------------
                                                                                          10,497,781
====================================================================================================
Communications Equipment -- 0.2%
          955,000     Cisco Systems, Inc., 5.451% due 2/20/2009 (a)                          955,912
          300,000     Wind Acquisition Finance SA,10.75% due 12/01/2015 (b)                  341,250
                                                                                        ------------
                                                                                           1,297,162
====================================================================================================
Computers & Peripherals -- 0.0%
          135,000     Seagate Technology HDD Holdings, 6.80% due 10/01/2016                  135,675
====================================================================================================
Consumer Finance -- 1.0%
        3,500,000     HSBC Finance Corp., 4.125% due 12/15/2008                            3,430,497
        3,060,000     MBNA Corp., 5.625% due 11/30/2007                                    3,065,572
                                                                                        ------------
                                                                                           6,496,069
====================================================================================================
Containers & Packaging -- 0.0%
          220,000     Crown Cork & Seal Company, Inc., 7.375% due 12/15/2026                 205,700
====================================================================================================
Diversified Financial Services -- 4.0%
        3,800,000     Citigroup, Inc., 3.50% due 2/01/2008                                 3,731,622
        2,700,000     General Electric Capital Corp. Series A, 3.75%
                        due 12/15/2009 (d)                                                 2,598,825
                      JPMorgan Chase & Co.:
        2,970,000          5.25% due 5/30/2007                                             2,968,865
        4,800,000          3.625% due 5/01/2008                                            4,688,880
                      Links Finance Corp. (a):
        1,500,000          5.61% due 9/15/2010                                             1,501,260
        1,500,000          Series 54, 5.61% due 9/15/2010                                  1,501,260
        1,500,000          Series 55, 5.61% due 9/15/2010                                  1,499,125
                      Sigma Finance Corp. (e):
        5,500,000          7.374% due 8/15/2011                                            5,500,000
        2,700,000          5.3718% due 3/31/2014 (a)                                       2,709,021
                                                                                        ------------
                                                                                          26,698,858
====================================================================================================
Diversified Telecommunication Services -- 2.0%
        1,810,000     AT&T, Inc., 4.125% due 9/15/2009                                     1,757,970
        1,960,000     BellSouth Corp., 5.499% due 11/15/2007 (a)                           1,962,210
          260,000     Cincinnati Bell, Inc., 7.25% due 7/15/2013                             269,100
        2,500,000     Deutsche Telekom International Finance BV, 3.875% due 7/22/2008      2,446,820
          250,000     Qwest Corp., 8.61% due 6/15/2013 (a)                                   270,625
        2,250,000     Telecom Italia Capital SA, 4% due 11/15/2008                         2,191,172
                      Verizon Global Funding Corp.:
        1,250,000       7.60% due 3/15/2007                                                1,255,151
        3,225,000       4% due 1/15/2008                                                   3,181,846
                                                                                        ------------
                                                                                          13,334,894
====================================================================================================
Electric Utilities -- 0.6%
        1,485,000     American Electric Power Co., Inc., 4.709% due 8/16/2007              1,477,715
        1,615,000     CC Funding Trust I, 6.90% due 2/16/2007                              1,616,959
          210,000     Reliant Energy, Inc., 6.75% due 12/15/2014                             205,275
          685,000     Xcel Energy, Inc., 3.40% due 7/01/2008                                 664,945
                                                                                        ------------
                                                                                           3,964,894
====================================================================================================
Gas Utilities -- 0.7%
        4,040,000     Nisource Finance Corp., 5.94% due 11/23/2009 (a)                     4,041,200
          670,000     Targa Resources, Inc., 8.50% due 11/01/2013 (b)                        675,025
          180,000     Transcontinental Gas Pipe Line Corp. Series B, 8.875%
                        due 7/15/2012                                                        203,400
                                                                                        ------------
                                                                                           4,919,625
====================================================================================================
Health Care Providers & Services -- 0.3%
        1,940,000     WellPoint, Inc., 3.75% due 12/14/2007                                1,909,379
====================================================================================================
Hotels, Restaurants & Leisure -- 0.1%
          195,000     American Real Estate Partners LP, 8.125% due 6/01/2012                 201,338
          405,000     MGM Mirage, 6% due 10/01/2009                                          403,988
          335,000     Seneca Gaming Corp., 7.25% due 5/01/2012                               340,863
                                                                                        ------------
                                                                                             946,189
====================================================================================================
Household Durables -- 1.1%
        1,095,000     Centex Corp., 5.621% due 8/01/2007 (a)                               1,095,888
        4,075,000     DR Horton, Inc., 7.50% due 12/01/2007                                4,146,336
        2,420,000     Pulte Homes, Inc., 4.875% due 7/15/2009                              2,382,996
                                                                                        ------------
                                                                                           7,625,220
====================================================================================================


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             25

Short-Term Bond Master Portfolio                               (in U.S. dollars)

             Face
           Amount     Corporate Bonds                                                          Value
====================================================================================================
Industrial Conglomerates -- 0.1%
      $   500,000     Tyco International Group SA, 6.125% due 11/01/2008                $    506,189
====================================================================================================
Insurance -- 0.7%
          385,000     Monumental Global Funding II, 3.85% due 3/03/2008 (b)                  377,862
        1,470,000     Protective Life Secured Trust, 5.454% due 1/14/2008 (a)              1,471,247
        1,500,000     Prudential Financial, Inc., 3.75% due 5/01/2008                      1,464,545
        1,250,000     The St. Paul Travelers Cos., Inc., 5.01% due 8/16/2007               1,245,216
                                                                                        ------------
                                                                                           4,558,870
====================================================================================================
Media -- 2.2%
                      Comcast Cable Communications:
        2,600,000          8.375% due 5/01/2007                                            2,624,055
        1,200,000          6.20% due 11/15/2008                                            1,218,997
        1,470,000     Comcast Corp., 5.674% due 7/14/2009 (a)                              1,473,270
        1,655,000     Cox Communications, Inc., 4.625% due 1/15/2010                       1,619,960
          315,000     Intelsat Bermuda Ltd., 9.25% due 6/15/2016 (b)                         338,625
        1,220,000     News America, Inc., 6.75% due 1/09/2038                              1,297,398
          650,000     PanAmSat Corp., 9% due 6/15/2016 (b)                                   688,188
        2,000,000     Time Warner Companies, Inc., 8.18% due 8/15/2007                     2,032,870
        3,545,000     Time Warner, Inc., 6.15% due 5/01/2007                               3,551,984
                                                                                        ------------
                                                                                          14,845,347
====================================================================================================
Multi-Utilities -- 0.6%
                      Dominion Resources, Inc.:
        2,395,000          5.688% due 5/15/2008                                            2,398,466
        2,000,000          Series D, 5.125% due 12/15/2009                                 1,987,234
                                                                                        ------------
                                                                                           4,385,700
====================================================================================================
Oil, Gas & Consumable Fuels -- 1.3%
          350,000     Chesapeake Energy Corp., 6.375% due 6/15/2015                          346,500
          350,000     Compton Petroleum Finance Corp., 7.625% due 12/01/2013                 337,750
                      Midamerican Energy Holdings Co.:
        2,250,000          4.625% due 10/01/2007                                           2,235,373
        1,910,000          3.50% due 5/15/2008                                             1,862,313
          260,000     Northwest Pipeline Corporation, 8.125% due 3/01/2010                   270,725
          162,917     Pemex Finance Ltd., 8.45% due 2/15/2007                                163,757
        3,430,000     Pemex Project Funding Master Trust, 6.66% due 6/15/2010 (a)(b)       3,520,895
          190,000     Williams Cos Inc, 7.625% due 7/15/2019                                 203,300
                                                                                        ------------
                                                                                           8,940,613
====================================================================================================
Real Estate Investment Trusts (REITs) -- 0.6%
                      Nationwide Health Properties, Inc.:
        1,400,000          7.60% due 11/20/2028                                            1,513,221
        1,400,000          6.59% due 7/07/2038                                             1,406,511
          815,000     The Rouse Co., 3.625% due 3/15/2009                                    771,368
          325,000     Ventas Realty LP, 6.625% due 10/15/2014                                332,313
                                                                                        ------------
                                                                                           4,023,413
====================================================================================================
Road & Rail -- 1.1%
        6,800,000     CSX Corp., 7.45% due 5/01/2007                                       6,841,881
          870,000     Norfolk Southern Corp., 7.35% due 5/15/2007                            876,029
                                                                                        ------------
                                                                                           7,717,910
====================================================================================================
Software -- 0.6%
        3,850,000     Oracle Corp. and Ozark Holding, Inc., 5.603% due 1/13/2009 (a)       3,855,506
====================================================================================================
Thrifts & Mortgage Finance -- 0.7%
       4,390,000     Residential Capital Corp., 6.125% due 11/21/2008                     4,411,748
====================================================================================================
Wireless Telecommunication Services -- 0.1%
          575,000     Rogers Wireless, Inc., 7.50% due 3/15/2015                             623,876
----------------------------------------------------------------------------------------------------
                      Total Corporate Bonds
                      (Cost -- $150,809,742) -- 22.3%                                    150,134,327
====================================================================================================

                      Short-Term Securities
====================================================================================================
Time Deposits -- 3.8%
       25,751,680     Brown Brothers Harriman & Co., 4.55% due 1/02/2007                  25,751,680
----------------------------------------------------------------------------------------------------
                      Total Short-Term Securities
                      (Cost -- $25,751,680) -- 3.8%                                       25,751,680
====================================================================================================

       Number of
      Contracts++     Options Purchased
====================================================================================================
Call Options Purchased
               10     Receive a fixed rate of 4.9% and pay a floating
                        rate based on the 3-month LIBOR, expiring
                        March 2007, Broker Deutsche Bank AG                                   21,053
====================================================================================================
Put Options Purchased
               10     Pay a fixed rate of 5.2775% and receive a floating
                        rate based on the 3-month LIBOR, expiring
                        March 2007, Broker Deutsche Bank AG                                   59,914
----------------------------------------------------------------------------------------------------
                      Total Options Purchased
                      (Premiums Paid -- $218,560) -- 0.0%                                     80,967
====================================================================================================
                      Total Investments
                      (Cost -- $731,573,923) -- 108.2%                                   727,203,313
====================================================================================================

       Number of
      Contracts++     Options Written
====================================================================================================
Call Options Written
               19     Pay a fixed rate of 5.29% and receive a floating
                        rate based on the 3-month LIBOR, expiring
                        October 2007, Broker Deutsche Bank AG                               (452,154)
====================================================================================================
Put Options Written
               19     Receive a fixed rate of 5.29% and pay a floating
                        rate based on the 3-month LIBOR, expiring
                        October 2007, Broker Deutsche Bank AG                               (281,114)
----------------------------------------------------------------------------------------------------
                      Total Options Written
                      (Premiums Received -- ($840,400) -- (0.1%)                            (733,268)
====================================================================================================
Total Investments, Net of Options Written
(Cost -- $730,733,523*) -- 108.1%                                                        726,470,045

Liabilities in Excess of Other Assets -- (8.1%)                                          (54,342,312)
                                                                                        ------------
Net Assets -- 100.0%                                                                    $672,127,733
                                                                                        ============


26       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Schedule of Investments (concluded)
Short-Term Bond Master Portfolio                               (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments, net of options written as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $730,731,227
                                                                   ============
      Gross unrealized appreciation ...........................    $    985,736
      Gross unrealized depreciation ...........................      (5,246,918)
                                                                   ------------
      Net unrealized depreciation .............................    $ (4,261,182)
                                                                   ============

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
++    One contract represents a notional amount of $1,000,000.
(a)   Floating rate security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)   Represents the interest only portion of a mortgage-backed obligation.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e) Restricted securities as to resale, representing approximately 1.2% of net assets were as follows:

      --------------------------------------------------------------------------
                                      Acquisition
      Issue                              Date             Cost           Value
      --------------------------------------------------------------------------
      Sigma Finance Corp.
         7.374% due 8/15/2011          2/13/2004        5,500,000      5,500,000
      Sigma Finance Corp.
         5.3718% due 3/31/2014         3/26/2004        2,700,000      2,709,021
      --------------------------------------------------------------------------
      Total                                            $8,200,000     $8,209,021
                                                       =========================

(f) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing and/or selling securities for which all specific information is not available at this time.
(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      BlackRock Capital Finance LP Series 1997-R2
         Class AP, 9.20% due 12/25/2035                 $    (27,083)    $ 3,729
      BlackRock Liquidity Series LLC
         Money Market Series                            $(51,000,000)    $17,698
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of December 31, 2006 were as follows:

     ---------------------------------------------------------------------------------------------------
     Number of                                    Expiration                 Face            Unrealized
     Contracts          Issue                        Date                    Value          Depreciation
     ---------------------------------------------------------------------------------------------------
        1,016       2-Year U.S.
                    Treasury Bond                 March 2007             $208,107,057         $(811,307)
     ---------------------------------------------------------------------------------------------------

o     Financial futures contracts sold as of December 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------------
      Number of                                    Expiration                 Face            Unrealized
      Contracts            Issue                      Date                    Value          Appreciation
      ---------------------------------------------------------------------------------------------------
         394         Eurodollar Futures           December 2007            $93,852,078         $ 227,828
         707         5-Year U.S.
                     Treasury Bond                 March 2007               74,976,986           697,798
         178         10-Year U.S.
                     Treasury Bond                 March 2007               19,374,934           245,496
          10         30-Year U.S.
                     Treasury Bond                 March 2007                1,140,290            25,915
      ---------------------------------------------------------------------------------------------------
      Total                                                                                   $1,197,037
                                                                                              ===========

o Forward foreign exchange contracts purchased as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign currency                 Settlement                  Appreciation
      Purchased                           Date                    (Depreciation)
      --------------------------------------------------------------------------
      NOK 31,139,379                   January 2007                   $ (2,902)
      SEK 34,727,632                   January 2007                     13,367
      SGD 11,000,000                   January 2007                    220,676
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts -- Net (USD Commitment -- $17,020,206)                $231,141
                                                                      ==========

o Forward foreign exchange contracts sold as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                      Settlement               Unrealized
      Sold                                     Date                 Depreciation
      --------------------------------------------------------------------------
      EUR 7,665,000                         January 2007              $(60,855)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts -- Net (USD Commitment -- $10,064,071)                $(60,855)
                                                                      ==========

o     Swap contracts outstanding as of December 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                                              Unrealized
                                                                        Notional             Appreciation
                                                                         Amount             (Depreciation)
      ----------------------------------------------------------------------------------------------------
      Receive a fixed rate of 5.0125% and pay a
      floating rate based on 3-month LIBOR

      Broker, Union Bank of Switzerland
         Expires October 2010                                         $37,000,000              $ (99,839)

      Sold credit default on WFS Financial Owner
         Trust Series 2003-2 Class C and receive 0.41%

      Broker, Morgan Stanley Capital Services, Inc.
         Expires December 2010                                          $ 987,000                    103

      Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
         Expires November 2016                                        $ 3,600,000                (36,480)
      ----------------------------------------------------------------------------------------------------
      Total                                                                                    $(136,216)
                                                                                               ===========

o     Currency Abbreviations:

      EUR           Euro
      NOK           Norwegian Krone
      SEK           Swedish Krona
      SGD           Singapore Dollar
      USD           U.S. Dollar

      See Notes to Financial Statements.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             27

Statement of Assets and Liabilities             Short-Term Bond Master Portfolio

As of December 31, 2006
===============================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------------
           Investments in unaffiliated securities, at value (identified cost -- $731,273,030)                      $727,039,508
           Investments in affiliated securities, at value (identified cost -- $82,333) ......                            82,838
           Options purchased, at value (premiums paid -- $218,560) ..........................                            80,967
           Unrealized appreciation on swaps .................................................                               103
           Unrealized appreciation on forward foreign exchange contracts ....................                           234,043
           Cash .............................................................................                           172,006
           Foreign cash (identified cost -- $6,712,152) .....................................                         6,740,917
           Receivables:
              Interest (including $21 from affiliates) ......................................     $  4,208,960
              Securities sold ...............................................................        4,185,559
              Contributions .................................................................        3,036,142
              Paydowns ......................................................................          136,034
              Swaps .........................................................................           10,821
              Variation margin ..............................................................            7,703       11,585,219
                                                                                                  ------------
           Accrued expenses and other assets ................................................                             3,186
                                                                                                                   ------------
           Total assets .....................................................................                       745,938,787
                                                                                                                   ------------
===============================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------------
           Unrealized depreciation on swaps .................................................                           136,319
           Unrealized depreciation on forward foreign exchange contracts ....................                            63,757
           Options written, at value (premiums received -- $840,400) ........................                           733,268
           Payables:
              Securities purchased ..........................................................       71,289,618
              Withdrawals ...................................................................        1,347,587
              Investment adviser ............................................................          123,559
              Swaps .........................................................................           43,130
              Other affiliates ..............................................................            6,639       72,810,533
                                                                                                  ------------
           Accrued expenses .................................................................                            67,177
                                                                                                                   ------------
           Total liabilities ................................................................                        73,811,054
                                                                                                                   ------------
===============================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------------
           Net assets .......................................................................                      $672,127,733
                                                                                                                   ============
===============================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------------
           Investors' capital ...............................................................                      $675,942,647
           Unrealized depreciation -- net ...................................................                        (3,814,914)
                                                                                                                   ------------
           Net Assets .......................................................................                      $672,127,733
                                                                                                                   ============

      See Notes to Financial Statements.


28       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Statement of Operations                         Short-Term Bond Master Portfolio

For the Six Months Ended December 31, 2006
===============================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
                       Interest (including $3,729 from affiliates) ..........................                      $ 15,886,719
                       Dividends ............................................................                            22,961
                       Securities lending -- net ............................................                            17,698
                                                                                                                   ------------
                       Total income .........................................................                        15,927,378
                                                                                                                   ------------
===============================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .............................................     $    714,676
                       Accounting services ..................................................          124,872
                       Professional fees ....................................................           27,687
                       Custodian fees .......................................................           25,965
                       Trustees' fees and expenses ..........................................           15,141
                       Pricing fees .........................................................           11,489
                       Printing and shareholder reports .....................................            1,612
                       Other ................................................................           11,037
                                                                                                  ------------
                       Total expenses .......................................................                           932,479
                                                                                                                   ------------
                       Investment income -- net .............................................                        14,994,899
                                                                                                                   ------------
===============================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments -- net ................................................       (3,208,437)
                          Financial futures contracts and swaps -- net ......................         (133,721)
                          Foreign currency transactions -- net ..............................           12,074       (3,330,084)
                                                                                                  ------------
                       Change in unrealized appreciation/depreciation on:
                          Investments -- net ................................................        9,093,639
                          Financial futures contracts and swaps -- net ......................          363,448
                          Options written ...................................................          107,132
                          Foreign currency transactions -- net ..............................          199,050        9,763,269
                                                                                                  -----------------------------
                       Total realized and unrealized gain -- net ............................                         6,433,185
                                                                                                                   ------------
                       Net Increase in Net Assets Resulting from Operations .................                      $ 21,428,084
                                                                                                                   ------------

      See Notes to Financial Statements.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             29

Statements of Changes in Net Assets             Short-Term Bond Master Portfolio

                                                                                                   For the Six        For the
                                                                                                  Months Ended      Year Ended
                                                                                                  December 31,       June 30,
Increase (Decrease) in Net Assets:                                                                    2006             2006
===============================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------------
                       Investment income -- net .............................................     $ 14,994,899     $ 27,804,920
                       Realized loss -- net .................................................       (3,330,084)      (2,431,805)
                       Change in unrealized appreciation/depreciation -- net ................        9,763,269       (8,404,614)
                                                                                                  -----------------------------
                       Net increase in net assets resulting from operations .................       21,428,084       16,968,501
                                                                                                  -----------------------------
===============================================================================================================================
Capital Transactions
-------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ..........................................       90,071,486      175,591,581
                       Fair value of withdrawals ............................................     (118,201,769)    (240,264,379)
                                                                                                  -----------------------------
                       Net decrease in net assets derived from capital transactions .........      (28,130,283)     (64,672,798)
                                                                                                  -----------------------------
===============================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets .........................................       (6,702,199)     (47,704,297)
                       Beginning of period ..................................................      678,829,932      726,534,229
                                                                                                  -----------------------------
                       End of period ........................................................     $672,127,733     $678,829,932
                                                                                                  =============================

      See Notes to Financial Statements.

Financial Highlights                            Short-Term Bond Master Portfolio

                                                      For the Six
                                                     Months Ended                    For the Year Ended June 30,
The following ratios have been derived from          December 31,   -------------------------------------------------------------
information provided in the financial statements.        2006          2006         2005         2004         2003         2002
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
           Total investment return ................        3.21%@       2.50%        2.80%        1.18%        6.05%        5.59%
                                                      ===========================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
           Expenses ...............................        .27%*         .28%         .28%         .28%         .28%         .32%
                                                      ===========================================================================
           Investment income -- net ...............       4.41%*        4.00%        3.34%        3.39%        3.73%        5.03%
                                                      ===========================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands)   $672,128      $678,830     $726,534     $740,024     $739,334     $512,335
                                                      ===========================================================================
           Portfolio turnover .....................      66.51%        79.97%       74.53%      107.13%      198.09%       70.92%
                                                      ===========================================================================

*     Annualized.
@     Aggregate total investment return.

      See Notes to Financial Statements.


30       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Notes to Financial Statements                   Short-Term Bond Master Portfolio

1. Significant Accounting Policies:

On September 29, 2006, Low Duration Master Portfolio and Fund Asset Management Master Trust, of which Low Duration Master Portfolio is a series, were renamed Short-Term Bond Master Portfolio (the "Portfolio") and Short-Term Bond Master Trust (the "Trust"), respectively. The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Trust from a pricing service or counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Equity securities that are held by the Portfolio, which are traded on stock exchanges or the NASDAQ Global Market, are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the OTC market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             31

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

      contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Swaps -- The Portfolio may enter into swap agreements, which are OTC contracts in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Portfolio is considered a "pass-through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business


32       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncement -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Portfolio's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time its impact on the Portfolio's financial statements has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 15, 2006, shareholders of the investor of the Trust approved a new Investment Advisory Agreement with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the annual rate of .21%. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Financial Management, Inc., an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a fee equal to a percentage of the management fee paid by the Portfolio to the Manager.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, or its affiliates. Pursuant to that order, the Portfolio has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended December 31, 2006, BIM received $6,592 in securities lending agent fees.

For the six months ended December 31, 2006, the Portfolio reimbursed FAM and the Manager $3,597 and $3,597, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of MLIM, PSI, FAM, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             33

Notes to Financial Statements (concluded)       Short-Term Bond Master Portfolio

3. Investments:

Purchases and sales (including paydowns and maturities) of investments, excluding short-term securities, for the six months ended December 31, 2006 were $515,581,149 and $410,218,958, respectively.

Transactions in call options written for the six months ended December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                       Number of        Premiums
                                                       Contracts*       Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ..........................              --              --
Options written ................................              19        $420,200
                                                       -------------------------
Outstanding call options written,
  end of period ................................              19        $420,200
                                                       =========================

*     One contract represents a notional amount of $1,000,000.

Transactions in put options written for the six months ended December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                      Number of         Premiums
                                                      Contracts*        Received
--------------------------------------------------------------------------------
Outstanding put options written,
  beginning of period ..........................              --              --
Options written ................................              19        $420,200
                                                       -------------------------
Outstanding put options written,
  end of period ................................              19        $420,200
                                                       =========================

*     One contract represents a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Trust, on behalf of the Portfolio, along with certain other funds managed by the Manager and its affiliates (or FAM and its affiliates) is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commitment fee of .06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each borrower's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended December 31, 2006.

5. Change in Independent Registered Public Accounting Firm:

Effective August 28, 2006, Ernst & Young LLP ("E&Y") resigned as Independent Registered Public Accounting Firm of the Trust.

E&Y's report on the financial statements of the Trust for the past five fiscal years did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years through June 30, 2006 (1) there were no disagreements with E&Y on any matter of accounting principle or practices, financial statement disclosure or auditing scope or procedure, whereby such disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their report on the financial statements for such years; and (2) there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

The Trust engaged Deloitte & Touche LLP as the Trust's Independent Registered Public Accounting Firm for the fiscal year ending June 30, 2007.


34       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

Disclosure of Investment Advisory Agreement

BlackRock Investment Advisory Agreement -- Matters Considered by the Boards

The following disclosure appeared in the June 30, 2006 Annual Report of the Fund and the Portfolio and is the discussion referred to in "New BlackRock Sub-Advisory Agreement -- Matters Considered by the Boards" below. The term "Investment Adviser" as used herein refers to Fund Asset Management, L.P.

In connection with the Transaction between Merrill Lynch and BlackRock, the Board of Trustees of Fund Asset Management Master Trust (the "Trust") considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Trust and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). Because Merrill Lynch Investment Managers Funds, Inc. (the "Fund") is a feeder fund that invests all of its assets in the Trust, the Board of Directors of the Fund also considered the New Investment Advisory Agreement.

When voting with respect to the New Investment Advisory Agreement, the Fund votes its interest in the Trust proportionately to the voting instructions received from Fund shareholders. If the New Investment Advisory Agreement is approved by shareholders of the Fund and the Trust's other feeder fund, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

Each Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent directors/trustees, approved the New Investment Advisory Agreement at a meeting held on May 9, 2006. The Fund's Board also approved the issuance of new classes of shares and new distribution arrangements with respect to these new share classes, including higher distribution fees for certain new share classes, to take effect after the closing of the Transaction. The Fund's Board also approved revised front-end sales charge schedules with respect to certain classes of shares of the Fund.

To assist each Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors/trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 9, 2006 meetings. In addition, the independent directors/trustees consulted with their counsel and counsel for the Fund and Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At each Board meeting, the directors/trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors/trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors/ trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

In connection with each Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the Board about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and the Trust and their shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Fund and Trust should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers, expense caps or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of each Board before making any changes;


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             35

o that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

o that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

o that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund or Trust shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund and Trust shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Fund's/Trust's total advisory and administrative fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

o that in November 2005, each Board performed a full annual review of the investment advisory agreement currently in effect for the Fund/Trust (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund/Trust; and that the advisory and/or management fees paid by the Trust, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the directors/trustees have considered relevant in the exercise of their reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of the Fund and Trust in connection with each Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result neither the Fund nor Trust would bear costs in obtaining shareholder approval of the New Investment Advisory Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreement, each Board assessed the nature, scope and quality of the services to be provided to the Fund and the Trust by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, each Board also considered a range of information in connection with its over sight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and Trust;


36       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

(b) Fund and Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's and Trust's investment objectives, policies and restrictions, and their compliance with their Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, each Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Trust's portfolio management team on investment strategies used by the Trust during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Fund and the Trust; and
(d) information provided by the Investment Adviser concerning services related to the valuation and pricing of Trust portfolio holdings, the Trust's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund and the Trust.

In its deliberations, each Board considered information received in connection with its most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with its evaluation of the terms and conditions of the New Investment Advisory Agreement. The directors/trustees did not identify any particular information that was all-important or controlling. Each Board, including a majority of the Board's independent directors/trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund/Trust, and that the New Investment Advisory Agreement should be approved and recommended to Fund/Trust shareholders.

Nature, Quality and Extent of Services Provided -- Each Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund and Trust, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Fund and Trust, but also considered certain areas in which both the Investment Adviser and the Fund/Trust receive services as part of the Merrill Lynch complex. Each Board compared the performance of the Fund -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund and the Trust; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund or Trust.

Each Board was given information with respect to the potential benefits to the Fund and Trust and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and Trust will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the directors/trustees determined that the nature and quality of services to be provided to the Fund/Trust under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             37
the operations of the Investment Adviser and its affiliates with those of BlackRock. Each Board noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, the Board was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund/Trust under the New Investment Advisory Agreement.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, each Board had received, among other things, a report from Lipper comparing the Fund's fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the Fund's/Trust's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in the Fund's Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The information showed that the Fund had fees and expenses within the range of fees and expenses of comparable funds. Each Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those being charged to the Fund/Trust. Each Board also noted that, as a general matter, according to the information provided by BlackRock, fees charged to institutional clients were lower than the fees charged to the Fund, but BlackRock Advisors provided less extensive services to such clients. Each Board concluded that the Fund's/Trust's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction.

Based on its review of the materials provided and the fact that each New Investment Advisory Agreement, as well as a new administrative agreement between the Fund and BlackRock Advisors as administrator, is substantially similar to its corresponding current agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict how the Transaction would affect BlackRock Advisors' profitability from its relationship with the Fund and Trust.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining its profitability with respect to its relationship with the Fund and Trust and noted that the Board expects to receive profitability information from BlackRock Advisors on at least an annual basis.

Fees and Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and Trust increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and Trust to participate in these economies of scale. Each Board determined that changes were not currently necessary and that the Fund and Trust appropriately participated in these economies of scale.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement and administrative agreement are substantially similar to the Current Investment Advisory Agreement and administrative agreement in all material respects, including the rate of compensation, each Board determined that as a result of the Transaction, the Fund's/Trust's total advisory and administrative fees would be no higher than the fees under the Current Investment Advisory Agreement. Each Board concluded that, because the rates for advisory and administrative fees for the Fund/Trust would be no higher than current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- The directors considered whether the Fund would generate any fall-out benefits to BlackRock Advisors. Fall-out benefits are indirect profits from other activities that accrue to the adviser or its affiliates solely because of the existence of the Fund. In evaluating the fall-out benefits


38       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006
to be received by BlackRock Advisors under the New Investment Advisory Agreement, each Board considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the directors/trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. Each Board noted that any such benefits were difficult to quantify with certainty at this time, and indicated that the Board would continue to evaluate them going forward.

Investment Performance -- Each Board considered investment performance for the Fund and Trust. Each Board compared the performance of the Fund and Trust -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Fund performance at various levels within the range of performance of comparable funds over different time periods. Each Board believed the Fund's performance was satisfactory. Also, each Board took into account the investment performance of funds currently advised by BlackRock Advisors. Each Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion -- After the independent directors of the Fund and independent trustees of the Trust deliberated in executive session, each entire Board, including the independent directors/trustees, approved the New Investment Advisory Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, each Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreement -- Matters Considered by Each Board

At the telephonic and in-person meetings held during April and May 2006 at which each Board discussed and approved the New Investment Advisory Agreement, the Board, including the independent directors/trustees, also discussed and approved a contingent sub-advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Trust operates with efficient portfolio management services until the closing of the Transaction, in the event that each Board deems it necessary and in the best interests of the Fund and Trust and their shareholders that the BlackRock Sub-Adviser assist in managing the operations of the Trust during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of each Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to the Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Investment Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Fund expenses as a result of the Contingent Sub-Advisory Agreement.

In making its approval at the May in-person meeting, each Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above, and came to the same conclusions. Each Board also considered in conjunction with the Contingent Sub-Advisory Agreement the necessity of ensuring that the Trust operates with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in the Contingent Sub-Advisory Agreement, each Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Fund and Trust, and the BlackRock Sub-Adviser would provide advisory services to the Trust under the Contingent Sub-Advisory Agreement. Each Board also took into account the expected short dura-


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             39

Disclosure of Investment Advisory Agreement (concluded)

tion of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Fund and Trust would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Trust to the Investment Adviser. After the independent directors/trustees deliberated in executive session, each entire Board, including the independent directors/trustees, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.

Disclosure of Sub-Advisory Agreement

New BlackRock Sub-Advisory Agreement -- Matters Considered by the Boards

At an in-person meeting held on August 22-23, 2006, the Board of Directors of the Fund and the Board of Trustees of the Trust, including the independent directors/trustees, discussed and approved the sub-advisory agreement with respect to the Portfolio between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and its affiliate BlackRock Financial Management, Inc. (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Fund's shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors at an annual rate equal to 59% of the advisory fee received by BlackRock Advisors from the Portfolio. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund or Portfolio expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Boards reviewed their considerations in connection with their approval of the New Investment Advisory Agreement in May 2006. The Boards relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Boards noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Fund and the Portfolio and for oversight of the Fund's and the Portfolio's operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Portfolio and is responsible for the day-to-day management of the Portfolio's portfolio. The Boards also took into account the fact that there is no increase in total advisory fees paid by the Fund or the Portfolio as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, each Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive a fee at an annual rate equal to 59% of the advisory fee paid by the Portfolio to BlackRock Advisors.

After the independent directors/trustees deliberated in executive session, the entire Board of the Fund and the entire Board of the Trust, including the independent directors/trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of Fund shareholders.


40       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery

2)    Select eDelivery under the More Information section

3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             41

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund/Trust has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's/Trust's Board of Directors/Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's/Trust's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's/Trust's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's/Trust's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


42       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006

A World-Class Mutual Fund Family

BlackRock now offers an expanded lineup of open-end mutual funds. Our range includes more than 85 funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Portfolios

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Global Value Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Capital Appreciation Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Portfolios

BlackRock Bond Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Real Investment Fund
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Portfolios

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Money Market Portfolios

BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio@
BlackRock NC Municipal MM Portfolio@
BlackRock NJ Municipal MM Portfolio@
BlackRock OH Municipal MM Portfolio@
BlackRock PA Municipal MM Portfolio@
BlackRock Summit Cash Reserves Fund*
BlackRock U.S. Treasury MM Portfolio
BlackRock VA Municipal MM Portfolio@

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.
@     Tax-exempt fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


       BLACKROCK SHORT-TERM BOND FUND           DECEMBER 31, 2006             43

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Short-Term Bond Fund of
BlackRock Short-Term Bond Series, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


                                                                       BLACKROCK

                                                                  #BR-3070-12/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

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12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short Term Bond Fund of BlackRock Short Term Bond Series, Inc. and Short Term Bond Master Portfolio of Short Term Bond Master Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Short Term Bond Fund of BlackRock Short Term Bond Series, Inc. and Short Term Bond Master Portfolio of Short Term Bond Master Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Short Term Bond Fund of BlackRock Short Term Bond Series, Inc. and Short Term Bond Master Portfolio of Short Term Bond Master Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Short Term Bond Fund of BlackRock Short Term Bond Series, Inc. and Short Term Bond Master Portfolio of Short Term Bond Master Trust

Date: February 20, 2007